Investment Objectives and Goals - Ultra-Short Strategy Portfolio - Ultra-Short Strategy Portfolio	Sep. 30, 2025
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Ultra-Short Strategy Portfolio (the “Fund”) seeks current income with capital preservation while maintaining liquidity.